UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating revenues
Contract revenues		$ 361.0	$ 385.6	$ 762.9	$ 771.5
Reimbursable revenues		6.8	8.9	19.3	19.0
Other revenues	[1]	50.7	22.7	80.3	27.4
Total operating revenues		418.5	417.2	862.5	817.9
Operating expenses
Vessel and rig operating expenses	[1]	96.5	122.0	206.2	240.5
Amortization of favorable contracts		17.6	12.9	35.3	24.1
Reimbursable expenses		6.1	7.2	17.6	16.4
Depreciation and amortization		64.8	57.7	132.5	115.2
General and administrative expenses	[1]	7.6	11.9	21.5	25.5
Total operating expenses		192.6	211.7	413.1	421.7
Operating income		225.9	205.5	449.4	396.2
Financial and other items
Interest income		3.2	5.2	5.5	6.2
Interest expense	[1]	(44.5)	(42.5)	(90.4)	(94.5)
(Loss)/gain on derivative financial instruments	[1]	(28.3)	18.3	(98.0)	(33.6)
Foreign currency exchange (loss)/gain		(0.5)	(0.7)	0.1	(3.3)
Gain on bargain purchase		0.0	39.6	0.0	39.6
Total financial and other items		(70.1)	19.9	(182.8)	(85.6)
Income before income taxes		155.8	225.4	266.6	310.6
Income taxes		(43.6)	(32.9)	(81.2)	(47.2)
Net income		112.2	192.5	185.4	263.4
Net income attributable to Seadrill Partners LLC members		59.8	101.3	95.9	139.5
Net income attributable to the non-controlling interest		$ 52.4	$ 91.2	$ 89.5	$ 123.9
Earnings per unit (basic and diluted)
Cash distributions declared and paid in the period per unit (in USD per share)	[2]	$ 0.25	$ 0.5675	$ 0.5	$ 1.135
Common Unitholders
Earnings per unit (basic and diluted)
Earnings per unit, basic and diluted (in USD per share)		0.79	0.82	1.27	1.30
Subordinated Unitholders
Earnings per unit (basic and diluted)
Earnings per unit, basic and diluted (in USD per share)		$ 0.00	$ 0.82	$ 0.00	$ 1.30

[1]	Includes transactions with related parties. Refer to Note 8 - Related Party Transactions.
[2]	Distributions were declared and paid only with respect to the common units in 2016.